DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2017
Dispositions [Abstract]
Dispositions
The following table presents the revenues and expenses of the above portfolios:

	Year Ended December 31,
	2017	2016	2015
Revenues
Resident fees and services	$28,910	$34,370	$32,762
Rental revenue	16,893	17,490	17,496
Total revenues	45,803	51,860	50,258
Expenses
Property operating expense	23,413	27,033	25,781
Depreciation and amortization	7,212	19,205	32,284
Interest expense	7,262	7,630	7,436
Total expenses	$37,887	$53,868	$65,501